Contingent liabilities and other financial obligations, schedule of long-term supply agreement commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	$ 547,443	$ 345,846
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	222,321	109,207
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	325,122	236,639
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Raw material commitments under long-term supply agreements	$ 0	$ 0